Other Payables (Tables)	6 Months Ended
Mar. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables

Other payables consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Rental deposit received – current	1,431,999	1,305,069
Rental deposit received – non-current	1,340,016	1,362,306
Accrued expenses	2,067,508	131,914
	4,839,523	2,799,289
Other payables – current	3,499,507	1,436,983
Other payables – non-current	1,340,016	1,362,306
	4,839,523	2,799,289